Note 17 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
(17)	Commitments and Contingencies

(i) The Group has several non-cancelable operating leases, primarily for office premises.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum operating lease payments as of December 31, 2013 are:

Minimum Lease Payment
RMB
Year ending December 31:
2014	20,665
2015	14,967
2016	10,759
2017	4,965
2018	372
Total	51,728

Rental expenses incurred under operating leases for the years ended December 31, 2011, 2012 and 2013 amounted to RMB28,048 and RMB31,858 and RMB30,509, respectively, of which RMB1,725 were recorded in discontinued operation for the year ended December 31, 2011.

(ii) As of December 31, 2012 and 2013, the Group had a commitment of nil and nil, respectively, in connection with acquisition of office equipment that would be due in the following year.

(iii) The Group entered into various acquisition agreements which contain certain purchase considerations that are contingent upon future performance of the acquired companies. Please refer to note 3 for more details.

(iv) On October 17, 2011, Pieter van Dongen, an alleged purchaser of the Company’s American Depositary Receipts (“ADRs”) brought a purported class action against the Company, and three of its then-executive officers. The complaint asserts that between March 2, 2010 and September 14, 2011, the alleged class period, the defendants defrauded purchasers of the Company’s ADRs through the dissemination of materially false and misleading statements regarding the Company’s income, incentive compensation and future prospects by allegedly overstating net income, and failing to properly account for incentives provided to the Company’s agents. The complaint asserts claims under Section 10(b) of the Security Exchange Act of 1934 (“Exchange Act”) and Rule 10b-5 thereunder and under Section 20(a) of the Exchange Act.

On December 6, 2011, the Company and van Dongen, entered into a stipulation providing that within forty-five days after the court’s entry of an order appointing a lead plaintiff under the Private Securities Litigation Reform Act.  On December 16, 2011, two other alleged purchasers of the Company’s ADRs, who are represented by the same law firm that represents van Dongen, moved for appointment as lead plaintiffs, and no other prospective plaintiff moved for appointment as lead plaintiff by the December 16, 2011 deadline.  In an order dated June 26, 2012, the Court granted the two other alleged purchasers' motion, appointing them as lead plaintiffs. On August 13, 2012, the lead plaintiffs filed an amended complaint. The Company (which is the only defendant that has been served so far) filed a motion to dismiss the amended complaint on October 1, 2012. On November 28, 2012, lead plaintiffs filed a brief in opposition to the motion to dismiss, and on January 10, 2013, the Company filed its reply.

On June 24, 2013, the Court denied the Company's motion to dismiss.

On March 19, 2014, the Company signed a settlement agreement with the plaintiff, to settle the lawsuit at US$6,625 (approximately RMB40,106), to be paid as consideration for full and complete settlement of all the released claims, within thirty calendar days after the entry of an order granting preliminary approval of the Settlement. On April 7, 2014, Judge Broderick entered an order preliminarily approving the settlement and a hearing is scheduled for July 9, 2014 to determine whether the settlement should be granted final approval.  On April 23, 2013, the Company and the individual defendants executed an agreement with XL Insurance Company PLC (Singapore Branch) (“XL”) in which, inter alia, XL agreed to pay the settlement amount US$6,625 pursuant to its coverage obligation under the Directors and Officers and Company Reimbursement Insurance policy purchased by the Company, and the parties exchanged certain releases.

Accordingly, the Company has recorded a contingent liability in the amount of US$6,625(RMB40,106) (note 10) and other receivable in the amount ofUS$6,625 (RMB40,106) (note 5) on the consolidated balance sheets. The retention fee to be paid by the Company under the insurance policy has been partially settled as legal expenses during the past fiscal years with the remaining RMB3,100 recorded as other payables and accrued expenses as of December 31, 2013.